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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Mark A. Boyar           New York, New York   July 25, 2012
   -------------------------------    ------------------   -------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 59
                                        --------------------

Form 13F Information Table Value Total: $87,487
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
              ITEM 1              ITEM 2     ITEM 3     ITEM 4          ITEM 5         ITEM 6  ITEM 7           ITEM 8
------------------------------  ----------  ---------  --------  -------------------  -------  ------  ----------------------
                                                                                                          VOTING AUTHORITY
                                 TITLE OF               VALUE     SH/PRN   SH/  PUT/  INVSTMT  OTHER
              ISSUER               CLASS      CUSIP    (x1000)    AMOUNT   PRN  CALL  DISCRTN  MGRS      SOLE    SHARED  NONE
Altria Group Inc                   COM      02209s103       260     7,520  SH         Sole                7,520
AMC Networks Inc                   CL A     00164v103       474    13,334  SH         Sole               13,334
American Express Co                COM      025816109       532     9,137  SH         Sole                9,137
Ameriprise Financial Inc           COM      03076c106      2219    42,465  SH         Sole               42,465
AOL Inc                            COM      00184x105      1722    61,319  SH         Sole               61,319
Bank of America Corporation        COM      060505104      1264   154,567  SH         Sole              154,567
Bank of New York Mellon Corp       COM      064058100      1931    87,986  SH         Sole               87,986
Bristol-Myers Squibb Co            COM      110122108      2009    55,874  SH         Sole               55,874
Broadridge Financial Solutions     COM      11133t103       335    15,750  SH         Sole               15,750
Cablevision Systems Corp           CL A     12686c109      1023    76,964  SH         Sole               76,964
Callaway Golf Co                   COM      131193104        59    10,015  SH         Sole               10,015
Campbell Soup Co                   COM      134429109      1787    53,530  SH         Sole               53,530
Carnival Corp                      COM      143658300      1215    35,456  SH         Sole               35,456
CBS Corp                           CL B     124857202      1008    30,766  SH         Sole               30,766
Cisco Systems Inc                  COM      17275r102       920    53,594  SH         Sole               53,594
Citigroup Inc                      COM      172967424      1122    40,943  SH         Sole               40,943
Clorox Co                          COM      189054109      2490    34,363  SH         Sole               34,363
Comcast Corp                     CL A SPL   20030n200      4130   131,529  SH         Sole              131,529
CVS Caremark Corporation           COM      126650100       587    12,570  SH         Sole               12,570
Dell Inc                           COM      24702r101       532    42,555  SH         Sole               42,555
Diebold Inc                        COM      253651103       722    19,558  SH         Sole               19,558
Disney Walt Co Disney              COM      254687106      1923    39,643  SH         Sole               39,643
General Electric Co                COM      369604103      1969    94,490  SH         Sole               94,490
Hanesbrands Inc                    COM      410345102      1551    55,930  SH         Sole               55,930
Heinz H J Co                       COM      423074103      2369    43,569  SH         Sole               43,569
Home Depot Inc                     COM      437076102      4192    79,105  SH         Sole               79,105
Intel Corp                         COM      458140100      1931    72,445  SH         Sole               72,445
International Business Machine     COM      459200101       259     1,322  SH         Sole                1,322
International Speedway Corp        CL A     460335201       474    18,100  SH         Sole               18,100
Interval Leisure Group Inc         COM      46113m108       968    50,900  SH         Sole               50,900
Johnson & Johnson                  COM      478160104      1883    27,874  SH         Sole               27,874
JPMorgan Chase & Co                COM      46625h100      2893    80,975  SH         Sole               80,975
Kimberly Clark Corp                COM      494368103       348     4,150  SH         Sole                4,150
Kraft Foods Inc                    CL A     50075n104      3742    96,882  SH         Sole               96,882
Madison Square Garden Inc          CL A     55826p100      2204    58,880  SH         Sole               58,880
Marriott Intl Inc                  CL A     571903202      1399    35,693  SH         Sole               35,693
Meredith Corp                      COM      589433101      2476    77,508  SH         Sole               77,508
MGM Resorts International          COM      552953101       395    35,382  SH         Sole               35,382
Microsoft Corp                     COM      594918104      3466   113,321  SH         Sole              113,321
Molson Coors Brewing Co            CL B     60871r209      1718    41,292  SH         Sole               41,292
NASDAQ OMX Group Inc               COM      631103108       455    20,086  SH         Sole               20,086
Orient-Express Hotels Ltd          CL A     g67743107       139    16,570  SH         Sole               16,570
Pfizer Inc                         COM      717081103      4309   187,359  SH         Sole              187,359
Philip Morris Intl Inc             COM      718172109       262     3,000  SH         Sole                3,000
Reis Inc                           COM      75936p105       285    29,700  SH         Sole               29,700
Saks Inc                           COM      79377w108       948    89,039  SH         Sole               89,039
Scotts Miracle-Gro Co              CL A     810186106      1260    30,652  SH         Sole               30,652
Syms Corp                          COM      871551107       128    19,400  SH         Sole               19,400
Sysco Corp                         COM      871829107      1388    46,545  SH         Sole               46,545
Time Warner Inc                    COM      887317303      3621    94,044  SH         Sole               94,044
Travelers Companies Inc            COM      89417e109      3789    59,346  SH         Sole               59,346
United Parcel Service Inc          CL B     911312106      2363    30,006  SH         Sole               30,006
Verizon Communications Inc         COM      92343v104       618    13,912  SH         Sole               13,912
Viggle Inc                         COM      92672v105       175    35,000  SH         Sole               35,000
Waste Management Inc               COM      94106l109       396    11,871  SH         Sole               11,871
Wendys Co                          COM      95058w100      2184   462,614  SH         Sole              462,614
Western Union Co                   COM      959802109      1135    67,409  SH         Sole               67,409
Whirlpool Corp                     COM      963320106       733    11,980  SH         Sole               11,980
Yahoo Inc                          COM      984332106       798    50,400  SH         Sole               50,400